Stock-Based Compensation	12 Months Ended
Dec. 31, 2012
Stock-Based Compensation [Abstract]
Stock-Based Compensation
15.      Stock-Based Compensation

The Company follows ASC 718 in accounting for its share-based payments. This guidance requires measurement of the cost of employee services received in exchange for stock compensation based on the grant-date fair value of the employee stock awards. This cost is recognized as compensation expense ratably over the employee's requisite service period.  Incremental compensation costs arising from subsequent modifications of awards after the grant date must be recognized when incurred.

For all awards with graded vesting other than awards with performance-based vesting conditions, the Company records compensation expense for the entire award on a straight-line basis (or, if applicable, on the accelerated method) over the requisite service period.  For graded-vesting awards with performance-based vesting conditions, total compensation expense is recognized over the requisite service period for each separately vesting tranche of the award as if the award is, in substance, multiple awards once the performance target is deemed probable of achievement.  Performance goals are evaluated quarterly.  If such goals are not ultimately met or it is not probable the goals will be achieved, no compensation expense is recognized and any previously recognized compensation expense is reversed.

The Company has issued restricted stock units to its Chief Executive Officer.  Under the terms of the award agreement, upon vesting, each restricted stock unit represents the right to receive one share of the Company's common stock.

The following table sets forth information about the Company's restricted stock awards (excluding restricted stock units) (amounts in thousands):

	Number of Shares	Weighted Average Grant Date Fair Value
Outstanding on January 1, 2010	3,915	$14.62
Granted	1,341	$16.92
Vested	(1,423)	$16.90
Cancelled/forfeited	(293)	$15.93
Outstanding on December 31, 2010	3,540	$14.76
Granted	2,091	$16.20
Vested	(1,207)	$16.43
Cancelled/forfeited	(202)	$15.34
Outstanding on December 31, 2011	4,222	$14.93
Granted	1,592	$19.20
Vested	(1,435)	$14.28
Cancelled/forfeited	(427)	$15.62
Outstanding on December 31, 2012	3,952	$16.67

As of December 31, 2012, there was $44.2 million of total unrecognized compensation cost related to nonvested share-based compensation arrangements granted.  That cost is expected to be recognized over a weighted-average period of 2.4 years and is based on grant date fair value, net of forfeiture estimates. The compensation cost reflects an initial estimated cumulative forfeiture rate from 0% to 10% over the requisite service period of the awards. That estimate is revised if subsequent information indicates that the actual number of awards expected to vest is likely to differ from previous estimates.

Current year grants of restricted shares under the Company's Omnibus Stock Incentive Plan were as follows (amounts in thousands except for value per share):

	Shares Granted	Value Per Share	Total Value
Three months ended March 31, 2012	1,286	$17.39 – $19.07	$24,524
Three months ended June 30, 2012	85	$18.72 − $19.55	$1,666
Three months ended September 30, 2012	128	$16.66 − $17.74	$2,135
Three months ended December 31, 2012	93	$23.31 − $23.99	$2,231

The Company has an employee stock purchase plan for all eligible employees.  The plan became effective on October 1, 2008.  Under the plan, eligible employees of the Company can purchase shares of the Company's common stock on a quarterly basis at a discounted price through accumulated payroll deductions.  Each eligible employee may elect to deduct up to 15% of his or her base pay each quarter.  Subject to certain limitations specified in the plan, on the last trading date of each calendar quarter, the amount deducted from each participant's pay over the course of the quarter will be used to purchase whole shares of the Company's common stock at a purchase price equal to 90% of the closing market price on the New York Stock Exchange on that date.  Initially, the Company reserved 1,000,000 shares of common stock for issuance under the plan.  The employee stock purchase plan also contains an "evergreen" provision that automatically increases the number of shares reserved for issuance under the plan by 200,000 shares on the first day of each calendar year beginning January 1, 2010.  The impact on the Company's current year consolidated financial statements is not material.